Summary of Significant Accounting Policies - Schedule of Key Metrics Reviewed By Codm To Evaluate The Segment’S Performance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Key Metrics Reviewed By CODM to Evaluate the Segment’S Performance [Abstract]
Revenues	$ 26,419,714	$ 30,226,939	$ 22,791,538
Cost of revenues	(24,479,141)	(29,078,294)	(21,758,592)
Selling and marketing expenses:	(2,734,349)	(4,016,204)	(3,265,269)
Payroll expenses	(1,520,582)	(2,328,412)	(2,188,178)
Office and utilities expenses	(539,500)	(1,120,638)	(516,805)
Advertising and sales commission expense	(543,319)	(413,111)	(314,878)
Others	(130,948)	(154,043)	(245,408)
General and administrative expenses:	(6,766,136)	(6,708,210)	(4,076,003)
Payroll expenses	(1,772,369)	(2,335,705)	(1,506,147)
Rental expenses	(426,196)	(696,961)	(543,828)
Others	(4,567,571)	(3,675,544)	(2,026,028)
Total other (expenses)/income, net	1,598,871	(1,403,022)	(415,532)
Income tax expense	(9,064)		(2,831)
Net loss	$ (5,970,105)	$ (10,978,791)	$ (6,726,689)